5. NOTES PAYABLE (Tables) (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
Compoonents of Notes Payable

Notes payable as of December 31, 2012 and December 31, 2011 consists of the following:

	2012	2011

Stockholder An unsecured loan from a stockholder which is payable on demand with interest at 12%. The note was dated November 1, 2007 and the note matures and the principal is payable upon the demand of the lender.	116,000	116,000

Lafayette Community Bank A term loan secured by a stockholder, payable in monthly installments of $2,587 commencing in December 25, 2009 but refinanced in May 2011. The loan is due in full on May 18, 2016 and interest accrues monthly at 7.5% per annum.	97,185	119,079

Stockholder Demand loan payable with interest at 5% per month dated September 18, 2009. The loan is secured by the Company’s accounts receivable. The note was payable in full on December 17, 2009 so this debt is currently in default	50,000	50,000

Chase Equipment loans to finance the purchases of a truck, payable monthly in installments of $533, which include interest at 5.34% per annum. During 2011 one truck was disposed of and the debt was reduced accordingly.	10,104	18,977
TOTAL	$273,289	$304,056

Less current portion	197,058	200,628

Non-current portion	$76,231	$103,428

Schedule of Principal Payments	Principal payments for the next five years:
2013	197,058
2014	31,103
2015	29,098
2016	16,030
Thereafter	0

TOTAL	$273,289